LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                           ONE POST STREET, SUITE 575
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 981-4844
                            FACSIMILE: (415) 981-4840


                                  April 7, 2005



BY EDGAR, FACSIMILE AND OVERNIGHT DELIVERY

Mr. Andrew Schoeffler
Division of Corporation Finance, Mail Stop 4-4
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549
Facsimile:  202-942-9531

                  Re:      ATEL Capital Equipment Fund XI, LLC
                           Registration Statement on Form S-1
                           SEC File No. 333-120276

Dear Mr. Schoeffler:

         Concurrently with this letter we have filed by EDGAR requests to accelerate the effectiveness of the above-referenced registration statement to April 11, 2005 or as soon thereafter as may be practicable.

         Please contact me with any questions or comments you may have concerning this filing.

                                           Very truly yours,



                                           Paul J. Derenthal

cc:      Mr. Dean L. Cash
         Ms. Merriah Harkins